Long-Term Debt (Subordinated Convertible Notes) (Narrative) (Detail) (North America [Member], USD $)	0 Months Ended
	Dec. 15, 2009 Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2013 Subordinated Convertible Notes Due 2029 [Member]	Dec. 31, 2012 Subordinated Convertible Notes Due 2029 [Member]	Mar. 28, 2014 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2013 0.875% Convertible Notes Due 2013 [Member]	Dec. 31, 2012 0.875% Convertible Notes Due 2013 [Member]	Nov. 30, 2006 0.875% Convertible Notes Due 2013 [Member]
Debt Instrument [Line Items]
Debt principal amount	$ 429,500,000							$ 355,000,000
Nonconvertible debt borrowing rate on debt instrument issuance date	12.50%							7.35%
Liability component of convertible notes	162,900,000	429,500,000	429,500,000	429,500,000		0	355,000,000	230,900,000
Debt discount	266,600,000	261,100,000	261,500,000	263,000,000	0	0	20,400,000	124,100,000
Debt issuance fees and expenses	$ 14,500,000